Trust Account and Fair Value Measurements (Details) - Schedule of financial assets measured at fair value - USD ($)		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 04, 2020
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	[1]			$ 345,087,325
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrant liabilities		$ 11,154,669	$ 15,960,669	15,960,669	$ 0
Public [Member]
Liabilities:
Warrant liabilities		11,154,669		24,725,000
Public [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Warrant liabilities				24,725,000
Private [Member]
Liabilities:
Warrant liabilities		$ 20,585,000		15,960,669
Private [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrant liabilities				$ 15,960,669

[1]	Excludes $943 of cash balance held within the Trust Account.